UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21586
                                                    -----------

                    First Trust Enhanced Equity Income Fund
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000
                                                          ----------------

                      Date of fiscal year end: December 31
                                              -------------

                  Date of reporting period: September 30, 2014
                                           --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2014 (UNAUDITED)

    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - 96.0%

                 AEROSPACE & DEFENSE - 1.5%
         50,000  Honeywell International, Inc. ...............  $     4,656,000
                                                                ---------------

                 AIR FREIGHT & LOGISTICS - 1.4%
         28,000  FedEx Corp. .................................        4,520,600
                                                                ---------------

                 AUTOMOBILES - 0.9%
         90,000  General Motors Co. ..........................        2,874,600
                                                                ---------------

                 BANKS - 9.0%
        120,000  BB&T Corp. ..................................        4,465,200
        205,400  JPMorgan Chase & Co. ........................       12,373,296
         55,000  PNC Financial Services Group, Inc. ..........        4,706,900
         54,000  U.S. Bancorp ................................        2,258,820
         89,000  Wells Fargo & Co. ...........................        4,616,430
                                                                ---------------
                                                                     28,420,646
                                                                ---------------

                 BEVERAGES - 3.5%
         35,000  Anheuser-Busch InBev N.V., ADR ..............        3,879,750
         95,000  Coca-Cola (The) Co. .........................        4,052,700
         35,000  PepsiCo, Inc. ...............................        3,258,150
                                                                ---------------
                                                                     11,190,600
                                                                ---------------

                 BIOTECHNOLOGY - 1.7%
         50,000  Gilead Sciences, Inc. (a)....................        5,322,500
                                                                ---------------

                 CAPITAL MARKETS - 3.8%
          9,000  BlackRock, Inc. .............................        2,954,880
        100,000  Invesco, Ltd. ...............................        3,948,000
         71,000  State Street Corp. ..........................        5,226,310
                                                                ---------------
                                                                     12,129,190
                                                                ---------------

                 CHEMICALS - 1.0%
         30,000  LyondellBasell Industries N.V., Class A .....        3,259,800
                                                                ---------------

                 COMMUNICATIONS EQUIPMENT - 3.6%
        250,000  Cisco Systems, Inc. .........................        6,292,500
         70,000  QUALCOMM, Inc. ..............................        5,233,900
                                                                ---------------
                                                                     11,526,400
                                                                ---------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - 1.6%
        100,000  Verizon Communications, Inc. ................        4,999,000
                                                                ---------------

                 ELECTRIC UTILITIES - 1.1%
        110,000  PPL Corp. ...................................        3,612,400
                                                                ---------------

                 ELECTRICAL EQUIPMENT - 1.0%
         28,000  Rockwell Automation, Inc. ...................        3,076,640
                                                                ---------------

                 ENERGY EQUIPMENT & SERVICES - 2.7%
         60,000  National Oilwell Varco, Inc. ................        4,566,000
         40,000  Schlumberger, Ltd. ..........................        4,067,600
                                                                ---------------
                                                                      8,633,600
                                                                ---------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (CONTINUED)

                 FOOD PRODUCTS - 2.6%
        100,000  Kraft Foods Group, Inc. .....................  $     5,640,000
         75,000  Mondelez International, Inc., Class A .......        2,569,875
                                                                ---------------
                                                                      8,209,875
                                                                ---------------

                 HEALTH CARE EQUIPMENT & SUPPLIES - 1.2%
         60,000  Medtronic, Inc. .............................        3,717,000
                                                                ---------------

                 HEALTH CARE PROVIDERS & SERVICES - 1.7%
         70,000  Cardinal Health, Inc. .......................        5,244,400
                                                                ---------------

                 HOTELS, RESTAURANTS & LEISURE - 2.9%
         85,000  Carnival Corp. ..............................        3,414,450
         70,000  Starwood Hotels & Resorts Worldwide, Inc. ...        5,824,700
                                                                ---------------
                                                                      9,239,150
                                                                ---------------

                 INDUSTRIAL CONGLOMERATES - 2.9%
        360,000  General Electric Co. ........................        9,223,200
                                                                ---------------

                 INSURANCE - 2.9%
         66,000  Arthur J. Gallagher & Co. ...................        2,993,760
         65,000  MetLife, Inc. ...............................        3,491,800
         31,000  Prudential Financial, Inc. ..................        2,726,140
                                                                ---------------
                                                                      9,211,700
                                                                ---------------

                 IT SERVICES - 1.4%
         52,000  Automatic Data Processing, Inc. .............        4,320,160
                                                                ---------------

                 LIFE SCIENCES TOOLS & SERVICES - 1.3%
         70,000  Agilent Technologies, Inc. ..................        3,988,600
                                                                ---------------

                 MEDIA - 3.6%
         57,500  CBS Corp., Class B ..........................        3,076,250
         55,000  Comcast Corp., Class A ......................        2,957,900
         32,000  Lamar Advertising Co., Class A ..............        1,576,000
         42,000  Walt Disney (The) Co. .......................        3,739,260
                                                                ---------------
                                                                     11,349,410
                                                                ---------------

                 METALS & MINING - 1.1%
        110,000  Freeport-McMoRan, Inc. ......................        3,591,500
                                                                ---------------

                 MULTILINE RETAIL - 1.1%
         55,000  Kohl's Corp. ................................        3,356,650
                                                                ---------------

                 OIL, GAS & CONSUMABLE FUELS - 5.6%
         42,000  Chevron Corp. ...............................        5,011,440
         25,000  Exxon Mobil Corp. ...........................        2,351,250
        120,000  Marathon Oil Corp. ..........................        4,510,800
         62,000  Occidental Petroleum Corp. ..................        5,961,300
                                                                ---------------
                                                                     17,834,790
                                                                ---------------

                 PAPER & FOREST PRODUCTS - 1.0%
         85,655  Domtar Corp. ................................        3,009,060
                                                                ---------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS (CONTINUED)

                 PHARMACEUTICALS - 7.4%
         40,000  Bristol-Myers Squibb Co. ....................  $     2,047,200
         60,000  Johnson & Johnson ...........................        6,395,400
        115,000  Merck & Co., Inc. ...........................        6,817,200
        276,886  Pfizer, Inc. ................................        8,187,519
                                                                ---------------
                                                                     23,447,319
                                                                ---------------

                 REAL ESTATE INVESTMENT TRUSTS - 0.8%
         40,000  Mid-America Apartment Communities, Inc. .....        2,626,000
                                                                ---------------

                 ROAD & RAIL - 1.2%
        120,000  CSX Corp. ...................................        3,847,200
                                                                ---------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.6%
         40,000  Analog Devices, Inc. ........................        1,979,600
        110,000  Intel Corp. .................................        3,830,200
         70,000  Microchip Technology, Inc. ..................        3,306,100
        130,000  NVIDIA Corp. ................................        2,398,500
                                                                ---------------
                                                                     11,514,400
                                                                ---------------

                 SOFTWARE - 5.0%
         65,000  Check Point Software Technologies Ltd. (a)...        4,500,600
        110,000  Microsoft Corp. .............................        5,099,600
        160,000  Oracle Corp. ................................        6,124,800
                                                                ---------------
                                                                     15,725,000
                                                                ---------------

                 SPECIALTY RETAIL - 2.8%
         80,000  GameStop Corp., Class A .....................        3,296,000
         85,000  L Brands, Inc. ..............................        5,693,300
                                                                ---------------
                                                                      8,989,300
                                                                ---------------

                 TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 6.7%
        154,000  Apple, Inc. .................................       15,515,500
        200,000  EMC Corp. ...................................        5,852,000
                                                                ---------------
                                                                     21,367,500
                                                                ---------------

                 TEXTILES, APPAREL & LUXURY GOODS - 1.5%
         70,000  VF Corp. ....................................        4,622,100
                                                                ---------------

                 TOBACCO - 3.5%
         80,000  Altria Group, Inc. ..........................        3,675,200
         90,000  Philip Morris International, Inc. ...........        7,506,000
                                                                ---------------
                                                                     11,181,200
                                                                ---------------

                 WATER UTILITIES - 1.4%
         90,000  American Water Works Co., Inc. ..............        4,340,700
                                                                ---------------
                 TOTAL COMMON STOCKS .........................      304,178,190
                 (Cost $249,742,832)                            ---------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

    SHARES/
     UNITS                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
MASTER LIMITED PARTNERSHIPS - 2.8%

                 OIL, GAS & CONSUMABLE FUELS - 2.8%
         55,000  Energy Transfer Partners, L.P. ..............  $     3,519,450
        130,000  Enterprise Products Partners, L.P. ..........        5,239,000
                                                                ---------------
                 TOTAL MASTER LIMITED PARTNERSHIPS ...........        8,758,450
                 (Cost $3,621,806)                              ---------------

COMMON STOCKS - BUSINESS DEVELOPMENT COMPANIES - 0.9%

                 CAPITAL MARKETS - 0.9%
        187,000  Ares Capital Corp. ..........................        3,021,920
                                                                ---------------
                 TOTAL COMMON STOCKS - BUSINESS DEVELOPMENT
                    COMPANIES ................................        3,021,920
                 (Cost $3,148,066)                              ---------------

EXCHANGE-TRADED FUNDS - 0.2%

                 CAPITAL MARKETS - 0.2%
          3,000  SPDR S&P 500 ETF Trust ......................          591,060
                                                                ---------------
                 TOTAL EXCHANGE-TRADED FUNDS .................          591,060
                 (Cost $597,269)                                ---------------

                 TOTAL INVESTMENTS - 99.9% ...................      316,549,620
                 (Cost $257,109,973) (b)                        ---------------

   NUMBER OF
   CONTRACTS                       DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
CALL OPTIONS WRITTEN - (0.2%)
                 Altria Group, Inc. Call
            400  @ $46.00 due October 2014....................          (24,800)
                                                                ---------------
                 Anheuser-Busch InBev N.V., ADR Call
            150  @  120.00 due October 2014...................           (1,875)
                                                                ---------------
                 Apple, Inc. Call
            400  @  105.00 due October 2014...................          (15,600)
                                                                ---------------
                 BB&T Corp. Call
            400  @  40.00 due October 2014....................           (2,200)
                                                                ---------------
                 Carnival Corp. Calls
            300  @  42.00 due October 2014....................           (4,500)
            300  @  43.00 due October 2014....................           (2,250)
                                                                ---------------
                                                                         (6,750)
                                                                ---------------
                 CBS Corp., Class B Call
            300  @  57.50 due October 2014....................           (8,100)
                                                                ---------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

   NUMBER OF
   CONTRACTS                       DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
CALL OPTIONS WRITTEN (CONTINUED)
                 Domtar Corp. Calls
             10  @ $37.50 due October 2014....................  $          (450)
            500  @  40.00 due October 2014....................          (12,500)
                                                                ---------------
                                                                        (12,950)
                                                                ---------------
                 EMC Corp. Call
            500  @  31.00 due October 2014....................          (10,000)
                                                                ---------------
                 GameStop Corp., Class A Call
            400  @  46.00 due October 2014....................           (5,600)
                                                                ---------------
                 General Electric Co. Call
            900  @  27.00 due October 2014....................           (4,500)
                                                                ---------------
                 Gilead Sciences, Inc. Call
            300  @  115.00 due October 2014...................          (25,500)
                                                                ---------------
                 Intel Corp. Call
            825  @  36.00 due October 2014....................          (35,475)
                                                                ---------------
                 Johnson & Johnson Call
            200  @  110.00 due October 2014...................           (5,200)
                                                                ---------------
                 JPMorgan Chase & Co. Call
            500  @  62.50 due October 2014....................          (11,500)
                                                                ---------------
                 Kohl's Corp. Call
            275  @  65.00 due October 2014....................           (4,125)
                                                                ---------------
                 L Brands, Inc. Call
            700  @  67.50 due October 2014....................          (80,500)
                                                                ---------------
                 LyondellBasell Industries N.V., Class A Call
            150  @  115.00 due October 2014...................           (6,000)
                                                                ---------------
                 Marathon Oil Corp. Calls
            400  @  41.00 due October 2014....................           (2,000)
            400  @  42.00 due October 2014....................           (1,000)
                                                                ---------------
                                                                         (3,000)
                                                                ---------------
                 Medtronic, Inc. Call
            400  @  67.50 due October 2014....................           (4,000)
                                                                ---------------
                 Merck & Co., Inc. Call
            350  @  62.50 due October 2014....................           (3,150)
                                                                ---------------
                 MetLife, Inc. Call
            350  @  57.50 due October 2014....................           (3,850)
                                                                ---------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

   NUMBER OF
   CONTRACTS                       DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
CALL OPTIONS WRITTEN (CONTINUED)
                 Microsoft Corp. Call
            350  @ $48.00 due October 2014....................  $        (3,500)
                                                                ---------------
                 NVIDIA Corp. Call
            500  @  19.50 due October 2014....................           (4,500)
                                                                ---------------
                 Prudential Financial, Inc. Call
            200  @  95.00 due October 2014....................           (2,400)
                                                                ---------------
                 S&P 500 Index Calls (c)
            300  @  2,015.00 due October 2014.................         (126,900)
            300  @  2,035.00 due October 2014.................          (34,500)
            100  @  2,040.00 due October 2014.................          (11,000)
                                                                ---------------
                                                                       (172,400)
                                                                ---------------
                 Starwood Hotels & Resorts Worldwide, Inc. Call
            300  @  86.85 due October 2014....................           (7,050)
                                                                ---------------
                 Verizon Communications, Inc. Call
            400  @  50.00 due October 2014....................          (16,400)
                                                                ---------------
                 Walt Disney (The) Co. Call
            350  @  92.50 due October 2014....................           (7,000)
                                                                ---------------
                 TOTAL CALL OPTIONS WRITTEN ..................         (487,925)
                 (Premiums received $1,000,417)                 ---------------

                 NET OTHER ASSETS AND LIABILITIES - 0.3% .....          822,359
                                                                ---------------
                 NET ASSETS - 100.0% .........................  $   316,884,054
                                                                ===============

-----------------------------

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $63,130,553 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,690,906.

(c) Call options on securities indices were written on a portion of the common stock positions that were not used to cover call options written on individual equity securities held in the Fund's portfolio.

ADR   American Depositary Receipt


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2014 (UNAUDITED)

---------------------------------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                 ASSETS TABLE
                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        9/30/2014        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Common Stocks*................................  $   304,178,190  $ 304,178,190  $            --  $           --
Master Limited Partnerships*..................        8,758,450      8,758,450               --              --
Common Stocks - Business Development
  Companies*..................................        3,021,920      3,021,920               --              --
Exchange-Traded Funds*........................          591,060        591,060               --              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................  $   316,549,620  $ 316,549,620  $            --  $           --
                                                ===============  =============  ===============  ==============

                                               LIABILITIES TABLE
                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                   9/30/2014        PRICES          INPUTS          INPUTS
                                                ---------------  -------------  ---------------  --------------
Call Options Written..........................  $      (487,925) $    (487,925) $            --  $           --
                                                ===============  =============  ===============  ==============


* See the Portfolio of Investments for industry breakdown.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at September 30, 2014.


                See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                 FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
                         SEPTEMBER 30, 2014 (UNAUDITED)

                                1. ORGANIZATION

First Trust Enhanced Equity Income Fund (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on May 20, 2004, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FFA on the New York Stock Exchange ("NYSE").

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, the value of call options written (sold) and dividends declared but unpaid) by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e. a regulated market) and are primarily obtained from third party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third party pricing service or are determined by First Trust Advisors L.P.'s (the "Advisor") Pricing Committee in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks, master limited partnerships ("MLPs"), exchange-traded funds and other equity securities listed on any national or foreign exchange (excluding The NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. Over-the-counter options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Short-term investments that mature in less than 60 days when purchased are fair valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund's Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following::

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

                 FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
                         SEPTEMBER 30, 2014 (UNAUDITED)

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of September 30, 2014, is included with the Fund's Portfolio of Investments.

B. OPTION CONTRACTS:

The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may write (sell) options to hedge against changes in the value of equities. Also, the Fund seeks to generate additional income, in the form of premiums received, from writing (selling) the options. The Fund may write (sell) covered call options ("options") on all or a portion of the equity securities held in the Fund's portfolio and on securities indices as determined to be appropriate by Chartwell Investment Partners, Inc. ("Chartwell" or the "Sub-Advisor"), consistent with the Fund's investment objective. The number of options the Fund can write (sell) is limited by the amount of equity securities the Fund holds in its portfolio. Options on securities indices are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security and are similar to options on single securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. The Fund will not write (sell) "naked" or uncovered options. If certain equity securities held in the Fund's portfolio are not covered by a related call option on the individual equity security, securities index options may be written on all or a portion of such uncovered securities. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options' expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.

Options the Fund writes (sells) will either be exercised, expire or be cancelled pursuant to a closing transaction. If the price of the underlying equity security exceeds the option's exercise price, it is likely that the option holder will exercise the option. If an option written (sold) by the Fund is exercised, the Fund would be obligated to deliver the underlying equity security to the option holder upon payment of the strike price. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option's strike price, the option will likely expire without being exercised. The option premium received by the Fund will, in this case, be treated as short-term capital gain on the expiration date of the option. The Fund may also elect to close out its position in an option prior to its expiration by purchasing an option of the same series as the option written (sold) by the Fund.

                 FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
                         SEPTEMBER 30, 2014 (UNAUDITED)

The options that the Fund writes (sells) give the option holder the right, but not the obligation, to purchase a security from the Fund at the strike price on or prior to the option's expiration date. The ability to successfully implement the writing (selling) of covered call options depends on the ability of the Sub-Advisor to predict pertinent market movements, which cannot be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market value, which may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. As the writer (seller) of a covered option, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.

Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum equity price risk for purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities hedged.

C. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

                          3. DERIVATIVES TRANSACTIONS

Written option activity for the Fund for the fiscal year-to-date period (January 1, 2014 through September 30, 2014) was as follows:

                                                 NUMBER
                                                   OF
WRITTEN OPTIONS                                 CONTRACTS        PREMIUMS
-----------------------------------------------------------------------------
Options outstanding at December 31, 2013.....      6,820      $     804,967
Options Written..............................    103,360         10,768,481
Options Expired..............................    (49,251)        (3,156,022)
Options Exercised............................     (8,117)          (529,476)
Options Closed...............................    (41,142)        (6,887,533)
Options Split................................        540                 --
                                               ---------      -------------
Options outstanding at September 30, 2014....     12,210      $   1,000,417
                                               =========      =============

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     First Trust Enhanced Equity Income Fund
              ----------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: November 20, 2014
     ---------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: November 20, 2014
     ---------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: November 20, 2014
     ---------------------

* Print the name and title of each signing officer under his or her signature.